(212) 474-1024

Blue Capital Reinsurance Holdings Ltd.
Confidential Draft Registration Statement on Form S-1
CIK No. 0001582086

September 18, 2013

Dear Mr. Riedler:

Blue Capital Reinsurance Holdings Ltd. (the “Company”) has confidentially submitted today to the Securities and Exchange Commission (the “Commission”), via EDGAR, Amendment No. 1 (“Amendment No. 1”) to its Confidential Draft Registration Statement on Form S-1 (CIK No. 0001582086) (the “Registration Statement”). This letter, together with Amendment No. 1, sets forth the Company’s response to the comments contained in your letter dated September 5, 2013 (the “Comment Letter”), relating to the Registration Statement.

Set forth below in bold font are the comments of the staff of the Commission (the “Staff”) contained in the Comment Letter and immediately below each comment is the response of the Company with respect thereto or a statement identifying the location in Amendment No. 1 of the requested disclosure or revised disclosure.

Four clean copies of Amendment No. 1 and four copies that are marked to show changes from the originally submitted Registration Statement are enclosed for your convenience. Page references in the Company’s responses are to pages in the marked copy of Amendment No. 1.

General

1.	Please note that where we provide examples or references to portions of your filing to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the filings that we have not cited as examples, please make the appropriate changes elsewhere in the filing in accordance with our comments.

The Company has revised its disclosure, as applicable, throughout Amendment No. 1 in response to the Staff’s comment.

2.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

The Company has included all currently available exhibits that are required to be filed, as indicated in the Exhibit Index of Amendment No. 1. The Company will include all remaining exhibits as soon as practicable in subsequent pre-effective amendments to the Registration Statement that will provide the Staff with sufficient time to review the exhibits before the Company requests that the Registration Statement become effective.

3.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If you will use any additional graphic, visual or photographic information in the printed prospectus, please provide us a proof of each such item for our review prior to its use. Please note that we may have comments regarding this material.

The Company has included in Amendment No. 1 all graphic, visual and photographic information that it intends to use in the prospectus. The Company acknowledges that it will provide the Staff with any additional graphic, visual and photographic information, if any, that it intends to use in the printed prospectus prior to its use.

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Other than the written communications that the Company is supplementally providing the Staff in connection with this response letter, neither the Company nor any other person authorized to act on the Company’s behalf has presented any written communications, as defined in Rule 405 under the Securities Act, to any potential investor in reliance on Section 5(d) of the Securities Act. In addition, no research reports about the Company have been published or distributed in reliance on Section 2(a)(3) of the Securities Act by any broker or dealer that is participating in the offering. The Company will supplementally provide the Staff with copies of any other written communications or research reports, if any such documents are published or distributed.

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Prospectus Summary

Our Relationship with the Managers, page 6

5.	You state in your description of your agreements with the Investment Manager and the Reinsurance Manager here and on page 58 of the prospectus that you believe the terms of those agreements to be “arm’s-length.” However, as you describe in your risk factor on page 28, these agreements were negotiated between related parties, and may not be as favorable to you as if they had been negotiated with an unaffiliated third party. Accordingly, it is not appropriate to describe the terms as “arm’s length.” Please revise your prospectus to remove all statements characterizing the terms of these agreements as arm’s-length.

In response to the Staff’s comment, the Company has removed the statements characterizing the terms of the Company’s agreements with the Investment Manager and the Reinsurance Manager as being “arm’s-length.”

Risk Factors

“Technology breaches or failures of the Managers’ information technology…” page 19

6.	To the extent the Managers have experienced any material data breaches, interruptions or failures, please revise this risk factor to describe or provide examples of such events.

The Company respectfully advises the Staff that, as of the date of this response letter, the Managers have not experienced any material data breaches, interruptions or failures.

“We will primarily enter into fully collateralized reinsurance contracts…” page 20

7.	Please revise this risk factor to disclose that you do not intend to obtain financial strength ratings.

In response to the Staff’s comment, the Company has revised its disclosure on pages 21 and 22.

“We are thinly capitalized, have limited resources and may become insolvent …” page 23

8.	Please revise this risk factor to state for what period of time you expect the proceeds of this offering to be sufficient to make payment of our projected expenses and liabilities.

In response to the Staff’s comment, the Company has revised its disclosure on page 25 to clarify that the Company will retain a portion of the proceeds of the offering and concurrent private placement that it expects to be sufficient to cover the Company’s projected expenses and liabilities for at least fifteen months following completion of the offering.

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“We have not yet identified any specific reinsurance opportunities …” page 24

9.	We note your statement on page 47 that you expect the proceeds of this offering and the concurrent private placement to provide sufficient cash to fund your operations for the next twelve months. Please explain how you will continue to fund operations if you expect to deploy all of the net proceeds during the nine-month period following the offering.

In response to the Staff’s comment, the Company has revised its disclosure on pages 26, 27 and 51 to clarify that it will retain a portion of the proceeds of the offering and the concurrent private placement that it expects to be sufficient to fund the Company’s operations for at least fifteen months after completion of the offering. As described by the revised disclosure on page 51, after this initial period, the Company expects to generate sufficient returns from the reinsurance opportunities it has entered into to fund its ongoing operations.

Contractual Obligations and Commitments, page 47

10.	Please revise your disclosure to clarify that this discussion excludes amounts payable under the Investment Management Agreement, the Underwriting and Insurance Management Agreement, and the Administrative Services Agreement.

In response to the Staff’s comment, the Company has revised its disclosure on page 51.

Business

Our Strategy, page 58

11.	Please revise your discussion of the Managers’ portfolio management to explain briefly what you mean by “attractive conditions” of classes where you will seek to write more business.

In response to the Staff’s comment, the Company has revised its disclosure on page 63 and has replaced the reference to “attractive conditions” with an explanation that it will seek to write more business in classes that the Company considers to be more favorably priced.

Historical Montpelier Loss Ratio, page 64

12.	You state here and in your risk factor on page 19 that your business strategy and portfolio allocation may be materially different from and not necessarily comparable to those of Montpelier and that Montpelier’s results are not necessarily indicative of your own future performance. Given these potentially significant differences, Montpelier’s performance indicators do not appear to be relevant and may ultimately be confusing to potential investors. Accordingly, please revise your prospectus to remove any discussion of Montpelier’s loss ratios and the related peer comparison.
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The Company respectfully submits that the disclosure pertaining to Montpelier’s loss ratio and the related peer comparison, all of which is otherwise publicly available, presents information that is both relevant and meaningful for potential investors with respect to their evaluation of the Company and an investment in its common shares. Because the Company will rely primarily on Montpelier to conduct its business, the Company believes that Montpelier’s track record as a property catastrophe underwriter will be relevant and meaningful to a potential investor in evaluating the capability of the Investment Manager and the Reinsurance Manager in conducting property catastrophe reinsurance business, and therefore in evaluating an investment in the Company’s common shares. For example, Montpelier’s loss ratio and a comparison to Montpelier’s Bermuda peers provide investors with the historical performance of Montpelier, whose personnel, resources and systems will be largely responsible for the performance of the Company’s reinsurance activities. The Company’s reliance on Montpelier’s personnel, resources and systems is described in detail throughout the Registration Statement. In response to the Staff’s comment, the Company has revised the disclosure on page 70 with respect to the relevance for a potential investor.

The Company also respectfully submits that the inclusion of this information is not confusing to potential investors. The prominence and the proximity of the cautionary disclosure on page 70 to the presentation of Montpelier’s loss ratio make it unlikely that a potential investor would not understand the differences between Montpelier’s business and the Company’s business. In addition, in response to the Staff’s comment, the Company has added a footnote to the loss ratio table on page 70, which the Company believes addresses any concern that a potential investor might be confused by the inclusion of Montpelier’s loss ratio.

The Company also respectfully notes for the Staff that the information with respect to Montpelier’s loss ratio and the loss ratios of the peer group are, and will continue to be, publicly available to potential investors. Montpelier and each member of the peer group includes either its loss ratio or information from which its loss ratio can be derived in its Annual Report on Form 10-K. The Company has not provided any information that is not otherwise available to a potential investor. The Company believes that, given Montpelier’s expected role in the Company’s operations, potential investors are likely to seek out this information, and the Company believes it is important that this information be presented together with the cautionary disclosure explaining that Montpelier’s performance is not necessarily indicative of the Company’s future performance, and identifying specific differences between the Company’s strategy and Montpelier’s strategy.

Management

Board of Directors, page 73

13.	You state that your board of directors currently consists of five members. However, you only identify your Chairman and two other directors. Please revise your disclosure to clarify this apparent discrepancy.

The Company has revised its disclosure on pages 80 and 81 to identify and provide the necessary information regarding the remaining two directors, which was not available at the time of the initial submission of the Registration Statement.

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Certain Relationships and Related Party Transactions

Service Agreements with Montpelier---Administrative Services Agreement, page 80

14.	Please revise your description of this agreement to disclose whether there are any fees payable under the agreement other than reimbursement of fees, expenses, and other costs incurred.

In response to the Staff’s comment, the Company has revised its disclosure on page 96 to disclose that there are no fees payable under the terms of the Administrative Services Agreement other than reimbursements of fees, expenses, and other costs incurred.

Glossary of Industry and Other Terms, page 108

15.	Please revise your glossary of terms to include a definition of the term “correlation risk.”

In response to the Staff’s comment, the Company has added a definition of the term “correlation risk” to the glossary of terms on page 124.

Exhibit Index, page II-4

16.	Please file a copy of the form of lock-up agreement, when it becomes available.

In response to the Staff’s comment, the Company has added the form of lock-up agreement to the Exhibit Index and will file the form of lock-up agreement when it becomes available. The Company will provide the Staff with sufficient time to review the form of lock-up agreement before the Company requests that the Registration Statement become effective.

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Please contact me at (212) 474-1024, or, in my absence, Michael Mariani at (212) 474-1007, with any questions or comments you may have regarding the Registration Statement.

Very truly yours,

/s/ Craig F. Arcella

Craig F. Arcella

Mr. Jeffrey P. Riedler
Assistant Director

U.S. Securities and Exchange Commission
  Division of Corporation Finance
    100 F Street, N.E.
      Washington, D.C. 20549

Copy with enclosures to:

Ms. Amy Reischauer

U.S. Securities and Exchange Commission
  Division of Corporation Finance
    100 F Street, N.E.
      Washington, D.C. 20549

Mr. Michael S. Paquette
Chief Financial Officer
  Blue Capital Reinsurance Holdings Ltd.
    94 Pitts Bay Road
      Pembroke HM 08
        Bermuda

BY EDGAR; FED EX